Note 31 - Non Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2018
Non Controlling interests
Non controling interest explanatory
Non-Controlling Interests (Millions of euros)
	2018	2017	2016
BBVA Colombia Group	67	65	67
BBVA Chile Group (*)	-	399	377
BBVA Banco Continental Group	1,167	1,059	1,059
BBVA Banco Provincial Group	67	78	97
BBVA Banco Francés Group	352	420	243
Garanti Group	4,058	4,903	6,157
Other entities	53	55	64
Total	5,764	6,979	8,064

(*) See Note 3.

Profit atributable to Non controling interest
Profit attributable to Non-Controlling Interests (Millions of euros)
	2018	2017	2016
BBVA Colombia Group	9	7	9
BBVA Chile Group (*)	26	51	40
BBVA Banco Continental Group	227	208	193
BBVA Banco Provincial Group	(5)	(2)	(2)
BBVA Banco Francés Group	(18)	93	55
Garanti Group	585	883	917
Other entities	4	4	8
Total	827	1,244	1,218

(*) See Note 3.